Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2013
ASG Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASG Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund pursues an absolute return strategy that seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 79 of the Prospectus and on page 113 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to generate positive absolute returns over time. Under normal market conditions, AlphaSimplex typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. AlphaSimplex uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments across time periods of various lengths. AlphaSimplex believes that asset prices may show persistent trending behavior due to a number of behavioral biases among market participants as well as certain risk-management policies that will identify assets to purchase in upward-trending markets and identify assets to sell in downward-trending markets. AlphaSimplex believes that following trends across a widely diversified set of assets, combined with active risk management, may allow it to earn a positive expected return over time. The Fund may have both “short” and “long” exposures within an asset class based upon AlphaSimplex’s analysis of multiple time horizons to identify trends in a particular asset class. A “short” exposure will benefit when the underlying asset class decreases in price. A “long” exposure will benefit when the underlying asset class increases in price. AlphaSimplex will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. AlphaSimplex will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The gross notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets, and may significantly exceed the total value of the Fund’s assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (such as bankers’ acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (“Reich & Tang”), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry.

Reich & Tang will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating.

Reich & Tang will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

		The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Rulemaking by the Commodity Futures Trading Commission (“CFTC”) may affect the Fund’s ability to pursue its investment strategies or increase the Fund’s expenses. As of the date of this prospectus, the potential impact of the new CFTC rules on the Fund is uncertain.

Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary’s investments, such as commodity risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Rulemaking by the CFTC or other regulatory initiatives may affect the Fund’s ability to use the Commodity Subsidiary to pursue its investment strategies. As of the date of this prospectus, the potential impact of these initiatives on the Fund is uncertain. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.

Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund’s use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. There is a risk that the Adviser’s use of derivatives, such as futures and forward contracts, to manage the Fund’s volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value at the same time.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. The Fund’s Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase.

U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

		Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

		The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ngam.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Third Quarter 2012, 2.05% Lowest Quarterly Return: Second Quarter 2012, -6.06%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions & Sale of Fund Shares for the one-year period exceeds the Return Before Taxes due to an assumed benefit from losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the one-year period exceeds the Return Before Taxes due to an assumed benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses, or taxes.
ASG Managed Futures Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.73%
1 year	rr_ExpenseExampleYear01	741
3 years	rr_ExpenseExampleYear03	1,102
5 years	rr_ExpenseExampleYear05	1,488
10 years	rr_ExpenseExampleYear10	2,564
2011	rr_AnnualReturn2011	0.25%
2012	rr_AnnualReturn2012	(11.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.06%)
Past 1 Year	rr_AverageAnnualReturnYear01	(16.20%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
ASG Managed Futures Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.55%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.48%
1 year	rr_ExpenseExampleYear01	351
3 years	rr_ExpenseExampleYear03	787
5 years	rr_ExpenseExampleYear05	1,349
10 years	rr_ExpenseExampleYear10	2,880
1 year	rr_ExpenseExampleNoRedemptionYear01	251
3 years	rr_ExpenseExampleNoRedemptionYear03	787
5 years	rr_ExpenseExampleNoRedemptionYear05	1,349
10 years	rr_ExpenseExampleNoRedemptionYear10	2,880
Past 1 Year	rr_AverageAnnualReturnYear01	(12.62%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
ASG Managed Futures Strategy Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.48%
1 year	rr_ExpenseExampleYear01	151
3 years	rr_ExpenseExampleYear03	485
5 years	rr_ExpenseExampleYear05	842
10 years	rr_ExpenseExampleYear10	1,850
Past 1 Year	rr_AverageAnnualReturnYear01	(10.90%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
ASG Managed Futures Strategy Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(16.46%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
ASG Managed Futures Strategy Fund | Return After Taxes on Distributions & Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(10.52%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
ASG Managed Futures Strategy Fund | FTSE StableRisk Trend Composite Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(30.03%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010

[1]	AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.70%, 2.45% and 1.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2014 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70%, 2.45% and 1.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.